Schedule of Investments - Virtus Seix Senior Loan ETF

October 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS – 94.3%
Basic Materials – 6.3%
Arc Falcon I, Inc., 8.29%, (1-Month SOFR + 3.60%), 09/30/28(1)	$996,165	$999,278
Arc Falcon I, Inc., 11.79%, (1-Month SOFR + 7.10%), 09/30/29(1)	630,000	595,350
Chemours Co. (The), 8.19%, (1-Month SOFR + 3.50%), 08/10/28(1)	1,243,101	1,248,801
Consolidated Energy Finance SA, 9.56%, (3-Month SOFR + 4.50%), 11/07/30(1)	562,175	532,056
Domtar Corp., 10.30%, (1-Month SOFR + 0.61%), 11/30/28(1)	628,421	601,320
Hexion Holdings Corp., 0.00%, (SOFR + 0.00%), 03/15/29(2)	250,000	250,290
Hexion Holdings Corp., 9.77%, (3-Month SOFR + 4.65%), 03/15/29(1)	1,244,908	1,246,352
Hexion Holdings Corp., 12.22%, (1-Month SOFR + 7.54%), 03/15/30(1)	110,000	100,540
INEOS Styrolution US Holding LLC, 0.00%, (SOFR + 0.00%), 01/29/27(2)	700,000	688,625
INEOS Styrolution US Holding LLC, 6.79%, (1-Month SOFR + 2.10%), 01/29/27(1)	997,389	981,181
INEOS US Finance LLC, 7.94%, (1-Month SOFR + 3.25%), 02/18/30(1)	1,837,500	1,841,524
INEOS US Petrochem LLC, 0.00%, (SOFR + 0.00%), 10/01/31(2)	1,000,000	997,500
INEOS US Petrochem LLC, 8.94%, (1-Month SOFR + 4.25%), 10/01/31(1)	105,000	104,737
LSF11 A5 HoldCo LLC, 8.30%, (1-Month SOFR + 3.61%), 09/30/28(1)	493,718	496,239
LSF11 A5 HoldCo LLC, 0.00%, (SOFR + 0.00%), 10/15/28(2)	1,000,000	1,005,105
M2S Group Intermediate Holdings, Inc., 9.85%, (3-Month SOFR + 4.75%), 08/25/31(1)	715,000	694,444
Magnera Corp., 0.00%, (SOFR + 0.00%), 10/10/31(2)	1,000,000	992,190
Manchester Acquisition Sub LLC, 10.92%, (3-Month SOFR + 5.90%), 12/01/26(1)	943,445	889,197
Mativ Holdings, Inc., 8.55%, (1-Month SOFR + 3.86%), 04/20/28(1)	644,655	645,193
Momentive Performance Materials, Inc., 8.69%, (1-Month SOFR + 4.00%), 03/29/28(1)	500,000	502,580
Trinseo Materials Operating SCA, 7.82%, (3-Month SOFR + 2.76%), 05/03/28(1)	494,885	371,102
Tronox Finance LLC, 7.35%, (3-Month SOFR + 2.75%), 04/04/29(1)	453,941	454,023
Total Basic Materials		16,237,627
Communications – 13.6%
Altice Financing SA, 9.66%, (3-Month SOFR + 5.00%), 10/31/27(1)	542,088	493,300
Altice France SA, 10.16%, (3-Month SOFR + 5.50%), 08/15/28(1)	1,815,535	1,458,910
Cengage Learning, Inc., 9.54%, (6-Month SOFR + 4.25%), 03/24/31(1)	507,450	510,134
Ciena Corp., 6.76%, (1-Month SOFR + 2.00%), 10/24/30(1)	495,000	496,485
Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Cogeco Communications USA II LP, 7.94%, (1-Month SOFR + 3.25%), 09/18/30(1)	$1,492,500	$1,476,956
Connect Finco SARL, 9.19%, (1-Month SOFR + 4.50%), 09/27/29(1)	1,056,189	962,717
Coral-US Co-Borrower LLC, 7.17%, (1-Month SOFR + 2.36%), 01/31/28(1)	1,000,000	987,680
Crown Subsea Communications Holding, Inc., 8.69%, (1-Month SOFR + 4.00%), 01/30/31(1)	897,750	904,066
Digital Media Solutions LLC, 5.80%, (1-Month SOFR + 1.00%), 12/10/24(1)(3)	113,610	113,610
Digital Media Solutions LLC, 15.80%, (1-Month SOFR + 11.11%), 02/25/26(1)(3)	84,289	84,290
Digital Media Solutions LLC, 15.80%, (1-Month SOFR + 11.11%), 05/25/26(1)(3)	462,255	108,498
Ensono, Inc., 8.80%, (1-Month SOFR + 4.11%), 05/19/28(1)	402,309	401,554
Ensono, Inc., 8.80%, (1-Month SOFR + 4.11%), 05/26/28(1)	95,127	94,948
EW Scripps Co. (The), 0.00%, (SOFR + 0.00%), 05/01/26(2)	500,000	493,188
EW Scripps Co. (The), 7.36%, (1-Month SOFR + 2.56%), 05/01/26(1)	665,000	655,939
Frontier Communications Holdings LLC, 8.76%, (6-Month SOFR + 3.50%), 07/01/31(1)	600,000	604,875
Go Daddy Operating Co. LLC, 6.44%, (1-Month SOFR + 1.75%), 05/21/31(1)	997,500	995,475
Houghton Mifflin Harcourt Co., 10.04%, (1-Month SOFR + 5.35%), 04/07/29(1)	1,004,873	990,584
LendingTree LLC, 8.80%, (1-Month SOFR + 3.86%), 09/15/28(1)	1,246,223	1,245,444
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 06/01/28(2)	140,000	138,475
Lumen Technologies, Inc., 10.69%, (1-Month SOFR + 6.00%), 06/01/28(1)	1,356,185	1,341,416
Lumen Technologies, Inc., 7.18%, (1-Month SOFR + 2.46%), 04/15/29(1)	386,701	352,188
Lumen Technologies, Inc., 7.18%, (1-Month SOFR + 2.46%), 04/15/30(1)	546,298	491,258
Magnite, Inc., 8.44%, (1-Month SOFR + 3.75%), 02/06/31(1)	588,925	590,765
McGraw-Hill Education, Inc., 8.60%, (3-Month SOFR + 4.00%), 08/01/31(1)	1,390,140	1,398,155
Neptune Bidco US, Inc., 9.51%, (3-Month SOFR + 4.85%), 10/11/28(1)	228,764	211,836
Neptune Bidco US, Inc., 9.76%, (3-Month SOFR + 5.10%), 04/11/29(1)	823,305	762,928
Nielsen Holdings Ltd., 0.00%, (SOFR + 0.00%), 10/11/29(2)	740,000	743,700
Nielsen Holdings Ltd., 14.51%, (3-Month SOFR + 9.85%), 10/11/29(1)	245,000	246,225
Radiate Holdco LLC, 8.05%, (1-Month SOFR + 3.36%), 09/25/26(1)	533,780	470,527
Sinclair Television Group, Inc., 7.30%, (1-Month SOFR + 2.61%), 09/30/26(1)	842,097	816,767

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Sinclair Television Group, Inc., 7.80%, (1-Month SOFR + 3.26%), 04/01/28(1)	$309,121	$243,377
Summer BC Holdco B SARL, 9.86%, (3-Month SOFR + 5.26%), 02/05/29(1)	927,959	934,529
Sunrise Financing Partnership, 7.84%, (1-Month SOFR + 3.04%), 01/31/29(1)	608,398	608,103
Thryv, Inc., 11.44%, (1-Month SOFR + 6.75%), 05/01/29(1)	119,000	121,231
TripAdvisor, Inc., 7.44%, (1-Month SOFR + 2.75%), 07/01/31(1)	660,000	661,373
Univision Communications, Inc, 0.00%, (SOFR + 0.00%), 01/31/29(2)	1,100,000	1,089,000
Univision Communications, Inc., 8.30%, (1-Month SOFR + 3.61%), 01/23/29(1)	876,430	867,666
Venga Finance Sarl, 9.57%, (3-Month SOFR + 4.51%), 06/28/29(1)	1,478,175	1,486,489
Virgin Media Bristol LLC, 0.00%, (SOFR + 0.00%), 01/31/29(2)	250,000	244,080
Virgin Media Bristol LLC, 8.15%, (1-Month SOFR + 3.36%), 01/31/29(1)	1,250,000	1,220,400
Virgin Media Bristol LLC, 7.72%, (6-Month SOFR + 3.35%), 03/31/31(1)	900,000	875,439
Voyage Digital NZ Ltd., 8.35%, (3-Month SOFR + 3.25%), 05/11/29(1)	497,322	497,943
Zacapa SARL, 0.00%, (1-Month SOFR + 0.00%), 03/22/29(1)	1,562,388	1,566,075
Zacapa SARL, 0.00%, (SOFR + 0.00%), 03/22/29(2)	1,000,000	1,002,360
Zegona Finance LLC, 9.40%, (6-Month SOFR + 4.25%), 07/10/29(1)	997,500	998,747
Zegona Finance LLC, 9.43%, (6-Month SOFR + 4.25%), 07/10/29(1)	2,500	2,503
Zegona Finance LLC, 0.00%, (SOFR + 0.00%), 07/17/29(2)	90,000	90,113
Ziggo Financing Partnership, 7.42%, (1-Month SOFR + 2.61%), 04/30/28(1)	1,707,442	1,685,621
Total Communications		34,837,942
Consumer, Cyclical – 10.7%
AAdvantage Loyalty IP Ltd., 9.63%, (3-Month SOFR + 5.01%), 04/20/28(1)	1,377,639	1,419,044
ABG Intermediate Holdings 2 LLC, 0.00%, (SOFR + 0.00%), 12/21/28(2)	750,000	752,186
ABG Intermediate Holdings 2 LLC, 7.45%, (1-Month SOFR + 2.75%), 12/21/28(1)	759,565	761,988
Allen Media LLC, 10.25%, (3-Month SOFR + 5.65%), 02/10/27(1)	364,854	240,121
Allwyn Entertainment Financing US LLC, 0.00%, (SOFR + 0.00%), 06/02/31(2)	1,613,463	1,613,463
Allwyn Entertainment Financing US LLC, 6.91%, (3-Month SOFR + 2.25%), 06/02/31(1)	274,313	274,313
American Airlines, Inc., 6.45%, (3-Month SOFR + 1.85%), 01/29/27(1)	2,000,000	1,991,810
AP Core Holdings II LLC, 10.30%, (1-Month SOFR + 5.61%), 09/01/27(1)	1,250,000	1,179,375
Autokiniton US Holdings, Inc., 8.80%, (1-Month SOFR + 4.11%), 04/06/28(1)	1,496,231	1,499,201
Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Bombardier Recreational Products, Inc., 0.00%, (SOFR + 0.00%), 01/22/31(2)	$1,234,999	$1,235,116
CWGS Group LLC, 7.30%, (1-Month SOFR + 2.50%), 06/03/28(1)	28,819	28,207
CWGS Group LLC, 7.33%, (1-Month SOFR + 2.61%), 06/03/28(1)	468,604	458,648
Fitness International LLC, 10.04%, (1-Month SOFR + 5.25%), 02/12/29(1)	328,350	328,692
Foundation Building Materials, Inc., 8.59%, (3-Month SOFR + 4.00%), 01/29/31(1)	1,345,744	1,327,933
GBT US III LLC, 7.63%, (3-Month SOFR + 3.00%), 07/25/31(1)	1,260,000	1,261,802
Golden Entertainment, Inc., 6.85%, (3-Month SOFR + 2.25%), 05/26/30(1)	1,386,446	1,387,319
Golden State Foods LLC, 0.00%, (SOFR + 0.00%), 10/07/31(2)	1,000,000	1,001,875
Light & Wonder International, Inc., 7.03%, (1-Month SOFR + 2.25%), 04/14/29(1)	500,000	500,545
Ontario Gaming GTA LP, 8.89%, (3-Month SOFR + 4.25%), 08/01/30(1)	1,452,375	1,454,445
Oravel Stays Singapore Pte Ltd., 13.33%, (3-Month SOFR + 8.51%), 06/23/26(1)	1,607,955	1,621,020
Peer Holding III BV, 7.60%, (3-Month SOFR + 3.00%), 06/20/31(1)	685,000	686,928
Playa Resorts Holding BV, 7.44%, (1-Month SOFR + 2.75%), 01/05/29(1)	1,473,750	1,472,998
RH, 7.30%, (1-Month SOFR + 2.61%), 10/15/28(1)	1,048,329	1,012,696
RH, 8.04%, (1-Month SOFR + 3.35%), 10/20/28(1)	1,000,000	976,250
Sabre GLBL, Inc., 0.00%, (SOFR + 0.00%), 06/30/28(2)	465,000	442,164
Sabre GLBL, Inc., 9.79%, (1-Month SOFR + 5.10%), 06/30/28(1)	930,783	885,073
Varsity Brands, Inc., 8.82%, (3-Month SOFR + 3.75%), 08/26/31(1)	1,000,000	997,295
Victra Holdings LLC, 9.85%, (3-Month SOFR + 5.25%), 03/21/29(1)	553,000	559,221
Total Consumer, Cyclical		27,369,728
Consumer, Non-cyclical – 10.5%
A-AG US GSI Bidco, Inc., 0.00%, (SOFR + 0.00%), 10/08/31(2)	1,000,000	1,000,000
AHP Health Partners, Inc., 7.44%, (1-Month SOFR + 2.75%), 08/24/28(1)	863,889	866,049
Amneal Pharmaceuticals LLC, 10.19%, (1-Month SOFR + 5.50%), 05/04/28(1)	2,439,241	2,488,038
Aspire Bakeries Holdings LLC, 0.00%, (SOFR + 0.00%), 12/23/30(2)	600,000	600,750
Belfor Holdings, Inc., 8.44%, (1-Month SOFR + 3.75%), 11/01/30(1)	934,271	940,110
Belron Finance 2019 LLC, 7.54%, (1-Month SOFR + 2.75%), 10/01/31(1)	360,000	361,800
Catalent Pharma Solutions, Inc., 7.74%, (1-Month SOFR + 3.00%), 02/22/28(1)	497,500	498,433

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
First Advantage Holdings LLC, 0.00%, (SOFR + 0.00%), 09/19/31(2)	$1,000,000	$1,002,500
Fugue Finance LLC, 9.06%, (3-Month SOFR + 4.00%), 01/31/28(1)	738,769	743,966
HAH Group Holding Co. LLC, 9.69%, (1-Month SOFR + 5.00%), 09/17/31(1)	480,000	470,700
Indivior Finance Sarl, 10.05%, (1-Month SOFR + 5.36%), 06/30/26(1)	1,617,889	1,617,889
Insulet Corp., 7.19%, (1-Month SOFR + 2.50%), 08/04/31(1)	374,034	376,044
LifePoint Health, Inc, 0.00%, (SOFR + 0.00%), 05/16/31(2)	650,000	651,261
LifePoint Health, Inc, 8.41%, (3-Month SOFR + 3.75%), 05/16/31(1)	559,125	560,210
Mister Car Wash Holdings, Inc., 7.69%, (1-Month SOFR + 3.00%), 03/21/31(1)	339,150	339,974
MPH Acquisition Holdings LLC, 9.57%, (3-Month SOFR + 4.51%), 09/01/28(1)	225,090	170,333
Neon Maple US Debt Mergersub, Inc., 0.00%, (SOFR + 0.00%), 07/18/31(2)	1,630,000	1,626,944
Organon & Co., 7.26%, (1-Month SOFR + 2.50%), 05/14/31(1)	631,927	632,717
Primary Products Finance LLC, 8.25%, (3-Month SOFR + 3.65%), 04/01/29(1)	96,709	97,046
Primary Products Finance LLC, 8.25%, (3-Month SOFR + 3.65%), 04/02/29(1)	530,114	531,959
Priority Holdings LLC, 9.81%, (3-Month SOFR + 4.75%), 05/16/31(1)	982,538	982,690
Quirch Foods Holdings LLC, 0.00%, (SOFR + 0.00%), 10/27/27(2)	255,000	243,208
Quirch Foods Holdings LLC, 9.89%, (3-Month SOFR + 5.26%), 10/27/27(1)	1,000,000	953,755
Soliant Lower Intermediate LLC, 0.00%, (SOFR + 0.00%), 07/18/31(2)	500,000	503,440
Soliant Lower Intermediate LLC, 8.44%, (1-Month SOFR + 3.75%), 07/18/31(1)	500,000	503,440
Team Health Holdings, Inc., 9.84%, (1-Month SOFR + 5.25%), 03/02/27(1)	845,125	829,515
Team Health Holdings, Inc., 9.94%, (1-Month SOFR + 5.25%), 03/02/27(1)	2,438	2,393
Team Public Choices LLC, 0.00%, (SOFR + 0.00%), 12/20/27(2)	155,000	154,225
Team Public Choices LLC, 9.94%, (1-Month SOFR + 5.25%), 12/20/27(1)	330,000	328,350
Triton Water Holdings, Inc., 8.12%, (3-Month SOFR + 3.50%), 03/17/28(1)	1,993,571	1,997,418
Triton Water Holdings, Inc., 8.60%, (3-Month SOFR + 4.00%), 03/31/28(1)	471,860	474,123
University Support Services LLC, 7.44%, (1-Month SOFR + 2.75%), 02/10/29(1)	1,500,000	1,498,597
Vestis Corp., 7.37%, (3-Month SOFR + 2.25%), 02/22/31(1)	1,626,635	1,623,585
Vizient, Inc., 6.69%, (1-Month SOFR + 2.00%), 08/01/31(1)	500,000	501,355
VM Consolidated, Inc., 6.94%, (1-Month SOFR + 2.25%), 03/24/28(1)	718,040	721,030
Total Consumer, Non-cyclical		26,893,847
Security Description	Principal	Value
TERM LOANS (continued)

Diversified – 1.1%
Clue Opco LLC, 0.00%, (SOFR + 0.00%), 12/19/30(2)	$1,000,000	$1,000,175
Clue Opco LLC, 9.09%, (3-Month SOFR + 4.50%), 12/19/30(1)	1,008,822	1,008,999
First Eagle Holdings, Inc., 7.60%, (3-Month SOFR + 3.00%), 03/05/29(1)	746,250	743,578
Total Diversified		2,752,752
Energy – 7.6%
AL NGPL Holdings LLC, 0.00%, (SOFR + 0.00%), 04/13/28(2)	411,842	413,214
AL NGPL Holdings LLC, 7.09%, (3-Month SOFR + 2.50%), 04/13/28(1)	473,200	474,776
Brazos Delaware II LLC, 8.25%, (6-Month SOFR + 3.50%), 02/11/30(1)	469,931	471,272
CPPIB OVM Member US LLC, 7.85%, (3-Month SOFR + 3.25%), 08/07/31(1)	475,000	477,078
CPV Fairview LLC, 8.19%, (1-Month SOFR + 3.50%), 08/08/31(1)	1,000,000	1,003,125
EMG Utica Midstream Holdings LLC, 0.00%, (SOFR + 0.00%), 10/24/29(2)	635,000	633,412
EPIC Crude Services LP, 7.66%, (3-Month SOFR + 3.00%), 10/10/31(1)	1,000,000	1,000,895
Goodnight Water Solutions Holdings LLC, 9.94%, (1-Month SOFR + 5.25%), 06/04/29(1)	1,002,488	1,004,994
New Fortress Energy, Inc., 9.59%, (3-Month SOFR + 5.00%), 10/30/28(1)	1,985,000	1,879,289
NGL Energy Operating LLC, 8.44%, (1-Month SOFR + 3.75%), 02/03/31(1)	1,292,010	1,288,509
NGP XI Midstream Holdings LLC, 8.60%, (3-Month SOFR + 4.00%), 07/25/31(1)	2,350,000	2,354,418
Oxbow Carbon LLC, 8.19%, (1-Month SOFR + 3.50%), 05/10/30(1)	1,484,981	1,485,917
Par Petroleum LLC, 8.33%, (3-Month SOFR + 3.75%), 02/28/30(1)	1,935,750	1,934,947
Prairie ECI Acquiror LP, 9.44%, (1-Month SOFR + 4.75%), 08/01/29(1)	537,836	539,611
Rockpoint Gas Storage Partners LP, 0.00%, (SOFR + 0.00%), 09/12/31(2)	1,350,000	1,348,738
Rockpoint Gas Storage Partners LP, 8.36%, (1-Month SOFR + 3.50%), 09/12/31(1)	425,000	424,602
UGI Energy Services LLC, 7.19%, (1-Month SOFR + 2.50%), 02/22/30(1)	497,468	498,446
WaterBridge Midstream Operating LLC, 9.39%, (3-Month SOFR + 4.75%), 06/21/29(1)	1,820,000	1,784,901
WaterBridge Midstream Operating LLC, 0.00%, (SOFR + 0.00%), 06/27/29(2)	600,000	588,429
Total Energy		19,606,573
Financials – 14.3%
Acrisure LLC, 8.01%, (1-Month SOFR + 3.25%), 11/06/30(1)	1,944,097	1,943,495
Altisource Sarl, 13.45%, (3-Month SOFR + 8.85%), 04/02/25(1)(3)	467,206	214,915

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Aragorn Parent Corp., 8.74%, (1-Month SOFR + 4.25%), 12/15/28(1)	$158,800	$159,594
Aretec Group, Inc., 0.00%, (SOFR + 0.00%), 08/09/30(2)	700,000	697,102
Aretec Group, Inc., 8.69%, (1-Month SOFR + 4.00%), 08/09/30(1)	1,852,683	1,845,012
Asurion LLC, 0.00%, (SOFR + 0.00%), 08/21/28(2)	500,000	497,812
Asurion LLC, 9.04%, (1-Month SOFR + 4.35%), 08/21/28(1)	1,687,469	1,680,086
Asurion LLC, 0.00%, (SOFR + 0.00%), 01/20/29(2)	1,000,000	957,325
Asurion LLC, 10.05%, (1-Month SOFR + 5.36%), 01/20/29(1)	750,000	717,994
Avolon TLB Borrower 1 US LLC, 6.51%, (1-Month SOFR + 1.75%), 06/21/30(1)	1,000,000	1,000,225
Blackhawk Network Holdings, Inc., 9.69%, (1-Month SOFR + 5.00%), 03/12/29(1)	817,950	822,698
Blackstone Mortgage Trust, Inc., 0.00%, (SOFR + 0.00%), 04/23/26(2)	1,000,000	996,250
Citadel Securities LP, 0.00%, (1-Month SOFR + 0.00%), 10/31/31(1)	1,101,675	1,102,881
Citadel Securities LP, 0.00%, (SOFR + 0.00%), 10/31/31(2)	95,000	95,104
Corpay Technologies Operating Co. LLC, 6.44%, (1-Month SOFR + 0.00%), 04/17/28(1)	890,000	889,631
CPI Holdco B LLC, 0.00%, (SOFR + 0.00%), 05/19/31(2)	1,500,000	1,492,972
CTC Holdings LP, 10.27%, (3-Month SOFR + 5.15%), 02/20/29(1)	990,477	978,096
DRW Holdings LLC, 8.59%, (6-Month SOFR + 3.50%), 06/26/31(1)	1,300,000	1,296,750
EIG Management Co. LLC, 9.76%, (1-Month SOFR + 5.00%), 05/17/29(1)	424,625	426,748
FinCo I LLC, 6.94%, (1-Month SOFR + 2.25%), 06/27/29(1)	592,500	594,118
Forest City Enterprises LP, 8.31%, (1-Month SOFR + 3.61%), 12/08/25(1)	1,530,000	1,479,564
Franklin Square Holdings LP, 6.94%, (1-Month SOFR + 2.25%), 04/18/31(1)	518,700	519,673
Guardian US Holdco LLC, 8.10%, (3-Month SOFR + 3.50%), 01/31/30(1)	490,908	490,831
HDI Aerospace Intermediate Holding III Corp., 0.00%, (SOFR + 0.00%), 09/19/31(2)	1,700,000	1,693,625
Hightower Holding LLC, 8.07%, (3-Month SOFR + 3.50%), 04/21/28(1)	1,277,687	1,281,200
Hudson River Trading LLC, 0.00%, (SOFR + 0.00%), 03/20/30(2)	485,000	481,363
Iron Mountain, Inc., 6.69%, (1-Month SOFR + 2.00%), 01/31/31(1)	698,241	695,186
Jefferies Finance LLC, 7.76%, (1-Month SOFR + 3.00%), 10/21/31(1)	1,000,000	993,750
Mermaid Bidco, Inc., 8.49%, (3-Month SOFR + 3.25%), 07/03/31(1)	1,020,000	1,022,234
Nexus Buyer LLC, 8.69%, (1-Month SOFR + 4.00%), 07/31/31(1)	1,457,600	1,455,253
Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Nuvei Technologies Corp., 7.69%, (1-Month SOFR + 3.00%), 12/19/30(1)	$45,061	$45,019
Nuvei Technologies Corp., 7.79%, (1-Month SOFR + 3.10%), 12/19/30(1)	433,710	433,305
OEG Borrower LLC, 8.36%, (3-Month SOFR + 3.50%), 06/30/31(1)	1,500,000	1,503,757
Osaic Holdings, Inc., 0.00%, (SOFR + 0.00%), 08/17/28(2)	1,463,838	1,465,587
Osaic Holdings, Inc., 8.69%, (1-Month SOFR + 4.00%), 08/17/28(1)	807,975	808,941
Russell Investments US Institutional Holdco, Inc., 0.00%, (3-Month SOFR + 0.00%), 05/30/27(1)	1,046,016	948,135
SK Neptune Husky Finance Sarl, 11.95%, (1-Month SOFR + 7.10%), 01/03/29(1)	862,908	14,562
Summit Acquisition, Inc., 8.40%, (3-Month SOFR + 3.75%), 10/10/31(1)	1,500,000	1,504,687
Superannuation & Investments US LLC, 0.00%, (SOFR + 0.00%), 10/31/28(2)	199,487	200,011
Superannuation & Investments US LLC, 8.55%, (1-Month SOFR + 3.86%), 12/01/28(1)	476,327	477,577
VFH Parent LLC, 7.44%, (1-Month SOFR + 2.75%), 06/21/31(1)	641,769	644,076
Total Financials		36,567,144
Industrials – 13.5%
AECOM, 0.00%, (SOFR + 0.00%), 04/17/31(2)	500,000	504,063
AIT Worldwide Logistics Holdings, Inc., 0.00%, (SOFR + 0.00%), 04/05/30(2)	480,000	480,600
Alliance Laundry Systems LLC, 8.19%, (1-Month SOFR + 3.50%), 08/09/31(1)	500,000	501,632
AMG Critical Materials NV, 0.00%, (SOFR + 0.00%), 11/30/28(2)	810,417	810,417
Arcosa, Inc., 6.94%, (1-Month SOFR + 2.25%), 08/12/31(1)	500,000	502,500
Barnes Group, Inc., 7.19%, (1-Month SOFR + 2.50%), 09/03/30(1)	1,285,041	1,288,260
Chart Industries, Inc., 7.09%, (3-Month SOFR + 2.50%), 03/15/30(1)	875,295	878,035
Cobham Ultra SeniorCo Sarl, 0.00%, (SOFR + 0.00%), 11/17/28(2)	500,000	487,605
Cobham Ultra SeniorCo Sarl, 9.24%, (6-Month SOFR + 4.18%), 08/06/29(1)	1,466,361	1,430,010
Construction Partners, Inc., 0.00%, (SOFR + 0.00%), 10/29/31(2)	550,000	551,375
Creation Technologies, Inc., 10.35%, (3-Month SOFR + 5.76%), 10/05/28(1)	1,340,564	1,307,050
Crown Equipment Corp., 7.32%, (1-Month SOFR + 2.50%), 10/01/31(1)	430,000	431,077
Cube A&D Buyer, Inc., 8.13%, (3-Month SOFR + 3.50%), 10/09/31(1)	1,500,000	1,503,750
Dynamo US Bidco, Inc., 0.00%, (SOFR + 0.00%), 09/25/31(2)	1,000,000	1,003,125
Dynasty Acquisition Co., Inc., 8.35%, (1-Month SOFR + 3.50%), 08/24/28(1)	809,852	810,856

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
Dynasty Acquisition Co., Inc., 0.00%, (SOFR + 0.00%), 10/25/31(2)	$1,035,000	$1,036,941
Foley Products Co. LLC, 9.50%, (3-Month SOFR + 4.90%), 12/29/28(1)	505,806	509,819
GFL Environmental, Inc., 6.61%, (3-Month SOFR + 2.00%), 07/03/31(1)	935,000	934,710
John Bean Technologies Corp., 0.00%, (SOFR + 0.00%), 10/09/31(2)	1,000,000	1,002,500
JSG II, Inc., 9.29%, (1-Month SOFR + 4.50%), 06/28/26(1)	797,895	797,647
JSG II, Inc., 0.00%, (3-Month SOFR + 0.00%), 06/29/26(1)	200,000	199,938
LSF11 Trinity Bidco, Inc., 8.24%, (1-Month SOFR + 3.50%), 06/14/30(1)	1,172,878	1,178,015
LSF12 Crown US Commercial Bidco, LLC, 0.00%, (SOFR + 0.00%), 10/14/31(2)	1,300,000	1,301,625
Oscar Acquisitionco LLC, 8.85%, (3-Month SOFR + 4.25%), 04/29/29(1)	2,117,929	2,103,707
Pelican Products, Inc., 9.12%, (3-Month SOFR + 4.51%), 12/29/28(1)	933,557	844,869
Pregis TopCo LLC, 8.69%, (1-Month SOFR + 4.00%), 07/24/26(1)	496,094	498,316
Quikrete Holdings, Inc., 7.19%, (1-Month SOFR + 2.50%), 04/14/31(1)	749,251	749,839
Rand Parent LLC, 8.35%, (3-Month SOFR + 3.75%), 03/18/30(1)	1,576,545	1,584,333
Standard Aero Ltd., 8.35%, (1-Month SOFR + 0.00%), 08/24/28(1)	312,271	312,658
Third Coast Infrastructure LLC, 0.00%, (SOFR + 0.00%), 09/18/30(2)	1,378,499	1,368,161
Third Coast Infrastructure LLC, 8.94%, (1-Month SOFR + 4.25%), 09/25/30(1)	645,000	640,163
Tidal Waste & Recycling Holdings LLC, 8.24%, (1-Month SOFR + 3.50%), 10/03/31(1)	1,500,000	1,502,813
TransDigm, Inc., 7.35%, (3-Month SOFR + 2.75%), 03/22/30(1)	631,825	633,812
TransDigm, Inc., 7.32%, (3-Month SOFR + 2.50%), 01/19/32(1)	1,460,000	1,462,278
TRC Cos LLC, 8.55%, (1-Month SOFR + 3.86%), 11/18/28(1)	422,832	423,783
Trident TPI Holdings, Inc., 8.19%, (6-Month SOFR + 3.75%), 09/15/28(1)	545,000	547,106
Trulite Glass & Aluminum Solutions LLC, 10.59%, (3-Month SOFR + 6.00%), 03/01/30(1)	1,027,000	1,011,595
TTM Technologies, Inc., 6.92%, (1-Month SOFR + 2.25%), 05/30/30(1)	592,515	594,986
WireCo WorldGroup, Inc., 8.38%, (3-Month SOFR + 3.75%), 11/13/28(1)	1,000,000	980,000
Total Industrials		34,709,969
Technology – 11.4%
Adeia, Inc., 7.76%, (1-Month SOFR + 3.00%), 06/08/28(1)	949,639	951,619
Ahead DB Holdings LLC, 8.10%, (3-Month SOFR + 3.50%), 02/01/31(1)	1,492,509	1,488,465
Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Allegro MicroSystems, Inc., 6.94%, (1-Month SOFR + 2.25%), 10/31/30(1)	$576,563	$576,563
Amentum Holdings, Inc., 6.94%, (1-Month SOFR + 2.25%), 07/30/31(1)	1,065,000	1,066,198
AppLovin Corp., 7.19%, (1-Month SOFR + 2.50%), 08/16/30(1)	690,030	691,603
Boxer Parent Co., Inc., 0.00%, (SOFR + 0.00%), 07/30/31(2)	500,000	499,268
Boxer Parent Co., Inc., 8.34%, (3-Month SOFR + 3.75%), 07/30/31(1)	630,000	629,077
CACI International, Inc., 0.00%, (SOFR + 0.00%), 10/17/31(2)	490,000	491,225
Cloud Software Group, Inc., 0.00%, (SOFR + 0.00%), 03/30/29(2)	500,000	500,455
Cloud Software Group, Inc., 8.60%, (2-Month SOFR + 4.00%), 03/30/29(1)	1,146,988	1,148,031
Constant Contact, Inc., 8.92%, (3-Month SOFR + 4.26%), 02/10/28(1)	746,588	721,484
Dayforce, Inc., 7.09%, (3-Month SOFR + 2.50%), 03/03/31(1)	877,800	880,543
Dye & Durham Corp., 8.95%, (3-Month SOFR + 4.35%), 04/04/31(1)	344,571	346,296
Foundever Worldwide Corp., 8.55%, (1-Month SOFR + 3.86%), 07/27/28(1)	496,164	314,136
Imagine Learning LLC, 8.19%, (1-Month SOFR + 3.50%), 12/21/29(1)	203,975	204,594
Inmar, Inc., 0.00%, (SOFR + 0.00%), 05/01/26(2)	535,000	536,806
KBR, Inc., 6.69%, (1-Month SOFR + 2.00%), 01/17/31(1)	932,657	934,797
Leia Finco US LLC, 0.00%, (SOFR + 0.00%), 07/02/31(2)	900,000	900,139
Leia Finco US LLC, 7.89%, (3-Month SOFR + 3.25%), 07/02/31(1)	585,000	585,091
Maximus, Inc., 6.60%, (3-Month SOFR + 2.00%), 05/30/31(1)	399,000	401,328
MaxLinear, Inc., 7.08%, (1-Month SOFR + 2.36%), 06/23/28(1)	1,201,483	1,164,441
McAfee Corp., 0.00%, (SOFR + 0.00%), 03/01/29(2)	300,000	300,021
McAfee Corp., 7.91%, (1-Month SOFR + 3.25%), 03/01/29(1)	498,750	498,785
MKS Instruments, Inc., 6.99%, (1-Month SOFR + 2.25%), 08/17/29(1)	874,502	876,689
Modena Buyer LLC, 9.10%, (3-Month SOFR + 4.50%), 07/01/31(1)	615,000	590,914
NCR Atleos Corp., 0.00%, (SOFR + 0.00%), 03/27/29(2)	560,000	561,400
Peraton Corp., 8.54%, (1-Month SOFR + 3.85%), 02/01/28(1)	1,500,000	1,455,862
Peraton Corp., 0.00%, (SOFR + 0.00%), 02/01/29(2)	500,000	458,000
Perforce Software, Inc., 8.54%, (1-Month SOFR + 3.85%), 06/01/26(1)	498,691	498,068
Perforce Software, Inc., 9.44%, (1-Month SOFR + 4.75%), 03/21/31(1)	498,750	499,999

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Red Planet Borrower LLC, 0.00%, (SOFR + 0.00%), 10/02/28(2)	$1,000,000	$961,965
Red Planet Borrower LLC, 8.29%, (1-Month SOFR + 3.60%), 10/02/28(1)	895,385	861,329
Synechron, Inc., 8.36%, (3-Month SOFR + 3.75%), 09/26/31(1)	1,500,000	1,494,375
Thunder Generation Funding LLC, 7.61%, (3-Month SOFR + 3.00%), 09/27/31(1)	600,000	601,425
UKG, Inc., 7.62%, (3-Month SOFR + 3.00%), 02/10/31(1)	1,496,250	1,499,639
Ultra Clean Holdings, Inc., 7.94%, (1-Month SOFR + 3.25%), 02/28/28(1)	979,416	984,925
UST Global, Inc., 8.43%, (1-Month SOFR + 3.61%), 11/20/28(1)	975,850	977,679
Virtusa Corp., 0.00%, (SOFR + 0.00%), 02/15/29(2)	1,000,000	1,001,125
Total Technology		29,154,359
Utilities – 5.3%
Alpha Generation LLC, 7.45%, (1-Month SOFR + 2.75%), 09/19/31(1)	375,000	375,401
Calpine Construction Finance Co., LP, 6.69%, (1-Month SOFR + 2.00%), 07/31/30(1)	3,000,000	2,986,635
Carroll County Energy LLC, 8.60%, (3-Month SOFR + 4.00%), 06/30/31(1)	973,500	977,759
Compass Power Generation LLC, 8.44%, (1-Month SOFR + 3.75%), 04/14/29(1)	1,246,875	1,255,447
Cornerstone Generation LLC, 0.00%, (SOFR + 0.00%), 10/28/31(2)	275,000	275,344
Eastern Power LLC, 9.94%, (1-Month SOFR + 5.25%), 04/03/28(1)	1,137,810	1,140,449
Edgewater Generation LLC, 8.94%, (1-Month SOFR + 4.25%), 08/01/30(1)	500,000	504,757
EFS Cogen Holdings I LLC, 8.11%, (3-Month SOFR + 3.50%), 10/01/27(1)	1,000,000	997,810
Invenergy Thermal Operating I LLC, 8.58%, (1-Month SOFR + 3.75%), 08/03/29(1)	53,571	54,241
Invenergy Thermal Operating I LLC, 8.58%, (1-Month SOFR + 3.75%), 08/14/29(1)	565,038	572,101
Kestrel Acquisition LLC, 0.00%, (SOFR + 0.00%), 01/01/40(2)	615,000	615,000
Lackawanna Energy Center LLC, 8.94%, (1-Month SOFR + 4.25%), 08/06/29(1)	773,393	775,327
Lightning Power LLC, 8.35%, (3-Month SOFR + 3.25%), 08/07/31(1)	1,070,000	1,074,013
NRG Energy, Inc., 0.00%, (SOFR + 0.00%), 04/16/31(2)	1,000,000	1,002,500
NRG Energy, Inc., 0.00%, (3-Month SOFR + 0.00%), 04/16/31(1)	1,500	1,504
NRG Energy, Inc., 6.60%, (3-Month SOFR + 2.00%), 04/16/31(1)	595,500	596,989
Talen Energy Supply LLC, 8.60%, (3-Month SOFR + 3.50%), 05/17/30(1)	496,548	498,278
Total Utilities		13,703,555
Total Term Loans
(Cost $242,417,190)		241,833,496
Security Description	Principal	Value
CORPORATE BONDS – 2.6%
Communications – 0.2%
Cable One, Inc., 0.00%, 03/15/26(4)	$400,000	$366,000
Gray Television, Inc., 4.75%, 10/15/30(5)	300,000	188,958
Total Communications		554,958
Consumer, Cyclical – 1.0%
Foot Locker, Inc., 4.00%, 10/01/29(5)	1,000,000	860,268
Qvc, Inc., 6.88%, 04/15/29(5)	1,000,000	862,471
Warnermedia Holdings, Inc., 4.28%, 03/15/32	2,250,000	849,009
Total Consumer, Cyclical		2,571,748
Consumer, Non-cyclical – 0.4%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(5)	1,250,000	1,005,609

Industrial – 1.0%
Boeing Co. (The), 3.20%, 03/01/29	1,000,000	914,274
Boeing Co. (The), 6.53%, 05/01/34(5)	1,000,000	1,054,783
Graham Packaging Co., Inc., 7.13%, 08/15/28(5)	600,000	584,250
Total Industrial		2,553,307
Total Corporate Bonds
(Cost $6,852,431)		6,685,622
MORTGAGE BACKED SECURITIES - 0.8%
Mountain View CLO XVI Ltd., Class ER, Series 2024-1A (Cayman Islands), 11.99%, (3-Month SOFR + 7.33%), 04/15/34(1)(5)	1,000,000	1,008,714
Mountain View CLO XVIII Ltd., Class D1, Series 2024-1A (Cayman Islands), 8.19%, (3-Month SOFR + 3.65%), 10/16/37(1)(5)	1,000,000	1,002,163
Total Mortgage Backed Securities
(Cost $1,987,500)		2,010,877
WARRANT - 0.0%(6)
Financials - 0.0%(6)
Altisource Sarl, expiring 02/14/28
(Cost $–)	3,266	3,919
TOTAL INVESTMENTS - 97.7%
(Cost $251,257,121)		250,533,914
Other Assets in Excess of Liabilities - 2.3%		5,992,043
Net Assets - 100.0%		$256,525,957

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(2)	The loan will settle after October 31, 2024. The interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined at the time of settlement.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2024 (unaudited)

(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $6,567,216, or 2.6% of net assets.
(6)	Amount rounds to less than 0.05%.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Amount rounds to less than 0.05%	*

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$241,359,544	$473,952	$241,833,496
Corporate Bonds	—	6,685,622	—	6,685,622
Mortgage Backed Securities	—	2,010,877	—	2,010,877
Warrant	—	3,919	—	3,919
Total	$—	$250,059,962	$473,952	$250,533,914

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2024.